Revenue	6 Months Ended
Jun. 30, 2024
Texts Block [Abstract]
Revenue
9.
Revenue
i.
Revenue streams

	For six months ended June 30
	2024	2023
(in $ millions)	$	$
Deliveries	707	613
Mobility	493	403
Financial services	115	75
Others	2	1
	1,317	1,092

Mobility revenue includes rental income from motor vehicles of $81 million (2023: $71 million).

ii.
Geographic information

	2024	2023
(in $ millions)	$	$
Singapore	274	216
Malaysia	376	319
Indonesia	313	287
Philippines	121	88
Thailand	119	94
Rest of Southeast Asia	114	88
	1,317	1,092
iii.
Major Customers

Considering our service offerings to a wide range of customers across multiple geographic locations, no significant portion of our revenue recognized can be attributed to a particular customer or group of customers.